CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 37,635	$ 43,032	$ 37,168
Direct operating costs	(32,465)	(38,327)	(34,134)
General and administrative expenses	(968)	(832)	(643)
Depreciation and amortization expense	(2,165)	(1,804)	(748)
Interest income (expense), net	(1,482)	(1,274)	(498)
Share of profit (loss) of associates and joint ventures accounted for using equity method	57	114	10
Impairment expense, net	(263)	(609)	(218)
Gains (losses) on disposals of non-current assets	274	726	500
Other operating income (expense)	111	(400)	(136)
Income (loss) before income tax	734	626	1,301
Income tax (expense) recovery
Current	(284)	(324)	(186)
Deferred	130	132	88
Net income (loss)	580	434	1,203
Attributable to:
Limited partners	(91)	43	74
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	(78)	45	70
Special Limited Partners	0	0	278
Interest of others in operating subsidiaries	749	346	781
Net income (loss)	$ 580	$ 434	$ 1,203
Basic and diluted earnings (loss) per limited partner unit (in usd per share)	$ (1.13)	$ 0.62	$ 1.11